Employee Benefit Plans - Stock Options - Activity (Details) - Options	12 Months Ended
Dec. 30, 2016 $ / shares shares
Number of Shares
Outstanding at the beginning of the period (in shares)	2,205,246
Granted (in shares)	888,913
Exercised (in shares)	(307,746)
Forfeited (in shares)	(193,964)
Expired (in shares)	(195,375)
Outstanding at the end of the period (in shares)	2,397,074
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 55.92
Granted (in dollars per share) | $ / shares	62.75
Exercised (in dollars per share) | $ / shares	51.51
Forfeited (in dollars per share) | $ / shares	59.14
Expired (in dollars per share) | $ / shares	54.06
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 58.90
Stock Option Plans
Number of Shares - Exercisable at the end of the period (in shares)	1,001,894
Weighted Average Exercise Price - Exercisable at the end of the period (in dollars per share) | $ / shares	$ 57.52
Number of Shares - Available for future grants (in shares)	1,810,235